10-K Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Target Grants of Performance Shares Outstanding
Target grants of performance shares outstanding at December 31, 2022, for the Company were as follows:

Grant Date	Performance Period	Target Grant of Shares
February 2021	2021-2023	34.655
February 2022	2022-2024	34.946

Assumptions Used for Market Condition Grants for Performance Shares	Assumptions used for grants applicable to the market condition for certain performance shares issued in 2022, 2021 and 2020 were:

	2022			2021			2020
Weighted average grant-date fair value	$36.25			$37.96			$40.75
Blended volatility range	24.07%	-	31.41%	35.37%	-	46.35%	15.30%	-	15.97%
Risk-free interest rate range	0.71%	-	1.68%	0.02%	-	0.20%	1.45%	-	1.62%
Weighted average discounted dividends per share	$2.93			$3.16			$2.91

Summary of Performance Share Awards
A summary of the status of the performance share awards for the year ended December 31, 2022, was” as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of period	69,250	$34.42
Granted	34,946	31.99
Additional performance shares earned (unearned)	(2,874)	31.63
Less:
Vested	31,721	36.60
Nonvested at end of period	69,601	$32.32